Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash, cash equivalents and restricted cash	$ 96,356	$ 59,271
Accounts receivable, net of allowance for credit losses of $297, (December 31, 2020: $161)	20,696	14,451
Accrued income	6,797	20,073
Prepaid expenses and other current assets	17,498	22,015
Bunkers and lubricant oils	11,196	8,428
Insurance receivable	7,806	447
Amounts due from related parties	5,923	11,853
Total current assets	166,272	136,538
Non-current assets
Property, plant and equipment, net	527	502
Intangible assets, net of accumulated amortization of $341 (December 31, 2020: $279)	242	277
Investment in equity accounted joint ventures	147,211	148,665
Derivative assets	215
Right-of-use asset for operating leases	690	5,701
Prepaid expenses and other non- current assets	1,522	2,037
Total non-current assets	1,662,545	1,702,870
Total assets	1,828,817	1,839,408
Current liabilities
Current portion of secured term loan facilities, net of deferred financing costs	86,715	65,662
Current portion of operating lease liabilities	1,008	1,276
Accounts payable	8,618	8,565
Accrued expenses and other liabilities	23,676	16,488
Accrued interest	3,209	3,398
Deferred income	13,981	11,604
Amounts due to related parties	206	229
Total current liabilities	137,413	107,222
Non-current liabilities
Secured term loan facilities and revolving credit facilities, net of current portion and deferred financing costs	515,989	552,595
Senior secured bond, net of deferred financing costs	69,368	69,580
Senior unsecured bond, net of deferred financing costs	98,355	98,158
Derivative liabilities	2,943	3,007
Operating lease liabilities, net of current portion		5,232
Amounts due to related parties	57,881	61,219
Total non-current liabilities	744,536	789,791
Total Liabilities	881,949	897,013
Commitments and contingencies
Stockholders' equity
Common stock—$.01 par value per share; 400,000,000 shares authorized; 55,971,121 shares issued and outstanding, (December 31, 2020: 55,893,618)	560	559
Additional paid-in capital	593,830	593,254
Accumulated other comprehensive loss	(212)	(245)
Retained earnings	350,052	346,972
Total Navigator Holdings Ltd. stockholders' equity	944,230	940,540
Non-controlling interest	2,638	1,855
Total equity	946,868	942,395
Total liabilities and stockholders' equity	1,828,817	1,839,408
Vessels [Member]
Non-current assets
Property, plant and equipment, net	$ 1,512,138	$ 1,545,688